GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2021 (Unaudited)

Shares	Common Stocks: 98.0%	Value

	Application Software: 3.3%
25,156	Microsoft Corp.	$7,091,979

	Athletic Footwear: 3.3%
49,086	NIKE Inc.	7,128,760

	Cable/Satellite TV: 3.4%
130,268	Comcast Corp. - Class A	7,285,889

	Commercial Services: 3.3%
27,202	PayPal Holdings, Inc.*	7,078,232

	Computers: 3.3%
50,258	Apple Inc.	7,111,507

	Diversified Manufacturing Operations: 6.6%
23,465	Danaher Corp.	7,143,685
12,373	Thermo Fisher Scientific Inc.	7,069,066
		14,212,751

	E-Commerce: 3.3%
2,151	Amazon.com Inc.*	7,066,121

	Electronic Components - Semiconductor: 13.0%
94,291	Amphenol Corporation	6,904,930
171,481	Infineon Technologies AG	7,038,840
34,457	NVIDIA Corp.	7,138,112
3,747	Samsung Electronics Co., Ltd. - GDR	7,023,212
		28,105,094
	Enterprise Software/Services: 6.5%
12,323	Adobe Inc.*	7,094,598
51,691	SAP SE	6,997,765
		14,092,363
	Finance - Other Services: 9.8%
61,194	Intercontinental Exchange, Inc.	7,026,295
20,309	Mastercard Inc .	7,061,033
31,620	Visa Inc.	7,043,355
		21,130,683

	Internet Content: 3.3%
20,937	Facebook Inc.*	7,105,808

	Machinery - Electric Utility: 3.2%
212,013	ABB Ltd.	$7,098,317

	Machinery: 3.2%
15,747	Roper Industries, Inc.	7,025,209

	Metal Instrument: 3.3%
56,604	Medtronic PLC	7,095,311

	Networking Products: 3.2%
128,461	Cisco Systems Inc.	6,992,132

	Pharmaceutical: 3.3%
119,187	Bristol-Myers Squibb Co	7,052,295

	Power Conversion/Supply Equipment: 3.3%
42,394	Schneider Electric SE	7,049,731

	Retail - Apparel: 3.3%
296,000	ANTA Sports Products Ltd.	7,350,909

	Semiconductor: 12.9%
53,670	Applied Materials Inc.	6,908,939
20,552	KLA-Tencor Corp.	6,874,850
12,172	Lam Research Corp.	6,927,694
63,737	Taiwan Semiconductor - ADR	7,116,236
		27,827,719

	Web Portals: 3.2%
2,625	Alphabet Inc. - A Shares*	7,017,990

	Total Common Stocks	$211,918,800
	(cost $109,307,952)

	Total Investments in Securities	211,918,800
	(cost $109,307,952): 98.0%

	Other Assets less Liabilities: 2.0%	4,304,242

	Net Assets: 100.0%	$216,223,042

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company